Accounting Changes	12 Months Ended
Dec. 31, 2015
Accounting Changes
Accounting Changes

Note B.

Accounting Changes

New Standards to be Implemented

In January 2016, the Financial Accounting Standards Board (FASB) issued guidance which addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. Certain equity investments will be measured at fair value with changes recognized in net income. The amendment also simplifies the impairment test of equity investments that lack readily determinable fair value. The guidance is effective January 1, 2018 and early adoption is not permitted except for limited provisions. The guidance is not expected to have a material impact in the consolidated financial results.

In September 2015, the FASB issued guidance eliminating the requirement that an acquirer in a business combination account for a measurement-period adjustment retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which the amount of the adjustment is determined. In addition, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date should be presented separately on the face of the income statement or disclosed in the notes. The guidance was effective January 1, 2016 on a prospective basis. The guidance is not expected to have a material impact in the consolidated financial results.

In July 2015, the FASB issued guidance which requires all inventories, except those using the last-in, first-out or retail methods, to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal, and transportation. The guidance is effective January 1, 2017 with early adoption permitted. The guidance is not expected to have a material impact in the consolidated financial results.

In May 2015, the FASB issued guidance which removed the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also removed the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The guidance was effective January 1, 2016. The guidance was a change in disclosure only and will not have an impact in the consolidated financial results.

In April 2015, the FASB issued guidance about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a services contract. All software licenses recognized under this guidance will be accounted for consistent with other licenses of intangible assets. The guidance was effective January 1, 2016 and the company will adopt it on a prospective basis. The guidance is not expected to have a material impact in the consolidated financial results.

In May 2014, the FASB issued guidance on the recognition of revenue from contracts with customers. Revenue recognition will depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented, or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The guidance was initially effective January 1, 2017 and early adoption was not permitted. In August 2015, the FASB issued guidance which provides for a one-year deferral of the effective date to January 1, 2018, with an option of applying the standard on the original effective date. The company will adopt the guidance on January 1, 2018 and apply the cumulative catch-up transition method. The company is continuing to evaluate the impact of the new guidance in the consolidated financial results.

Standards Implemented

In November 2015, the FASB issued guidance which requires deferred tax liabilities and assets be classified as noncurrent in the statement of financial position. The guidance was effective January 1, 2016 with early adoption permitted. The company adopted the guidance in the fourth quarter of 2015 on a retrospective basis. The company reclassified current deferred tax assets of $2.0 billion at December 31, 2014 to deferred tax assets and current deferred tax liabilities of $19 million at December 31, 2014 to other liabilities from other accrued expenses and liabilities in the Consolidated Statement of Financial Position. In order to offset deferred tax assets and liabilities for presentation as a single noncurrent amount by tax jurisdiction, the company also reclassified $178 million at December 31, 2014 from deferred tax assets to other liabilities in the Consolidated Statement of Financial Position.

In April 2015, the FASB issued guidance which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The guidance was effective January 1, 2016 with early adoption permitted. The company adopted the guidance in the fourth quarter of 2015 on a retrospective basis. At December 31, 2015 and 2014, the company had $74 million and $83 million, respectively, in debt issuance costs. Debt issuance costs were previously included in investments and sundry assets in the Consolidated Statement of Financial Position.

In April 2014, the FASB issued guidance that changed the criteria for reporting a discontinued operation. Only disposals of a component that represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results is a discontinued operation. The guidance also requires expanded disclosures about discontinued operations and disposals of a significant part of an entity that does not qualify for discontinued operations reporting. The guidance was effective January 1, 2015. The impact to the company will be dependent on any transaction that is within the scope of the new guidance. There were no such transactions in 2015.

In July 2013, the FASB issued guidance regarding the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Under certain circumstances, unrecognized tax benefits should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The guidance was effective January 1, 2014. The guidance was a change in financial statement presentation only and did not have a material impact in the consolidated financial results.

In March 2013, the FASB issued guidance on when foreign currency translation adjustments should be released to net income. When a parent entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The guidance was effective January 1, 2014 and did not have a material impact in the consolidated financial results.

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date. Examples include debt arrangements, other contractual obligations and settled litigation matters. The guidance requires an entity to measure such obligations as the sum of the amount that the reporting entity agreed to pay on the basis of its arrangement among its co-obligors plus additional amounts the reporting entity expects to pay on behalf of its co-obligors. The guidance was effective January 1, 2014 and did not have a material impact in the consolidated financial results.